EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated February 27, 2015 to the RS Investment Trust Prospectus (Class A, C, K, Y shares) dated May 1, 2014, filed with the Securities and Exchange Commission on March 2, 2015 under Rule 497(e) under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-15-070704).

EXHIBIT INDEX

RS INVESTMENT TRUST

Exhibit Ref.	Title of Exhibit
EX.101.INS	XBRL Instance Document
EX.101.SCH	XBRL Schema Document
EX.101.CAL	XBRL Calculation Linkbase Document
EX.101.LAB	XBRL Labels Linkbase Document
EX.101.PRE	XBRL Presentation Linkbase Document
EX.101.DEF	XBRL Definition Linkbase Document